Financial risk review - Schedule of Financial Assets Available to Support Future Funding (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets available to support future funding
Guaranteed	$ 590,983	$ 702,888
Available as collateral	11,876,831	10,860,818
Cash and due from banks
Financial assets available to support future funding
Guaranteed	80,954	143,907
Available as collateral	1,842,208	1,819,931
Notional of investment securities
Financial assets available to support future funding
Guaranteed	510,029	558,981
Available as collateral	929,898	665,715
Loans at amortized cost - outstanding principal balance
Financial assets available to support future funding
Guaranteed	0	0
Available as collateral	$ 9,104,725	$ 8,375,172